Mutual Fund Series Trust

JAG Large Cap Growth Fund

(the “Fund”)

Incorporated herein by reference is the prospectus for Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 3, 2013 (SEC Accession No. 0001162044-14-000137).